Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	$ 102,057	$ 73,496
Over 1 month and up to 3 months
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	29,393	16,918
Over 3 months and up to 12 months [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	10,879	6,875
Instruments Issued By Chilean Government And Central Bank [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	29,643	742
Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	29,643	742
Other Instruments Issued In Chile [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	112,686	96,547
Other Instruments Issued In Chile [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	72,414	72,754
Other Instruments Issued In Chile [Member] | Over 1 month and up to 3 months
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	29,393	16,918
Other Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	10,879	6,875
Central Bank promissory notes | Instruments Issued By Chilean Government And Central Bank [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing		742
Central Bank promissory notes | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing		742
Bonds from domestic banks | Other Instruments Issued In Chile [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	15,407	367
Bonds from domestic banks | Other Instruments Issued In Chile [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	15,407	367
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing		2,053
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing		2,053
Other Instruments | Other Instruments Issued In Chile [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	97,279	94,127
Other Instruments | Other Instruments Issued In Chile [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	57,007	70,334
Other Instruments | Other Instruments Issued In Chile [Member] | Over 1 month and up to 3 months
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	29,393	16,918
Other Instruments | Other Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	10,879	$ 6,875
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	11,184
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	11,184
Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	18,459
Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month
Receivables from repurchase agreements and security borrowings [Line Items]
Receivables from repurchase agreements and security borrowing	$ 18,459